Related Party Transactions - Additional Information (Detail) (Minimum, USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Minimum
Related Party Transaction [Line Items]
Related party transaction threshold	$ 120,000	$ 120,000	$ 120,000	$ 120,000